Income Tax (Details) - Schedule of Deferred Income Tax - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Deferred income tax assets
Total deferred income tax assets	$ 16,219	$ 4,970
Deferred income tax liabilities
Total deferred income tax liabilities	(67,327)	(52,887)
Net deferred income tax liabilities	(51,108)	(47,917)	$ (47,128)
Of which
Deferred tax assets		179
Deferred tax liabilities	(51,108)	(48,096)
Plant and equipment [Member]
Deferred income tax assets
Total deferred income tax assets	13,121	2,054
Deferred income tax liabilities
Total deferred income tax liabilities		(1,905)
Non-capital loss carry forwards [Member]
Deferred income tax assets
Total deferred income tax assets	806	747
Environmental rehabilitation [Member]
Deferred income tax assets
Total deferred income tax assets	1,462	1,765
Unrealized loss on investments [Member]
Deferred income tax assets
Total deferred income tax assets	503	363
Other deductible temporary difference [Member]
Deferred income tax assets
Total deferred income tax assets	327	41
Mineral rights and properties [Member]
Deferred income tax liabilities
Total deferred income tax liabilities	(67,174)	(50,821)
Other taxable temporary difference [Member]
Deferred income tax liabilities
Total deferred income tax liabilities	$ (153)	$ (161)